Income taxes - Schedule of Reconciliation of The Company's Statutory Income Tax Rate (Details)	6 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Federal statutory income tax rate	21.00%
State income taxes, net of federal benefits	0.30%
Research and development credits	0.50%
Change in deferred tax asset valuation allowance	(16.10%)
Fair market adjustments related to convertible notes	(5.6)
Other	(0.10%)
Effective income tax rate	0.00%